Net income (loss) per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Net income (loss) per share

12.	Net income (loss) per share

Basic and diluted net income (loss) per share

The calculation of basic net income per share for the year ended December 31, 2025 was based on the income attributable to common shareholders of $2,989,046 (2024 – Net loss of $2,875,061; 2023 – Net loss of $64,148,145 – Revised – Note 19) and a weighted average number of common shares outstanding of 137,301,467 (2024 - 137,221,408; 2023 - 137,221,408).

The calculation of diluted net income per share for the year ended December 31, 2025 includes a weighted average number of common shares outstanding of 137,798,295, adjusted for the effects of all dilutive potential common shares, which comprises 496,828 stock options and nil warrants.

The calculation of diluted net loss per share for the year ended December 31, 2024 and 2023 did not include the effect of stock options and warrants, as they were considered to be anti-dilutive.